Information on related parties	12 Months Ended
Dec. 31, 2021
Information on related parties
Information On Related Parties

18. Information on related parties

The following table provides the transactions performed for the years ended December 31, 2021, 2020 and 2019, and the accounts payable to/receivable from related parties as of December 31, 2021 and 2020:

		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2021	577	-	50	-
	12-31-2020	853	-	72	-
	12-31-2019	972	-	552	-

Distribuidora de Gas Cuyana S.A. (1)	12-31-2021	-	558,323	-	70,880
	12-31-2020	-	559,883	-	41,749
	12-31-2019	-	891,310	-	39,652

Energía Sudamericana S.A.	12-31-2021	-	-	-	548
	12-31-2020	-	-	-	827
	12-31-2019	-	-	-	1,126

Related companies:

RMPE Asociados S.A. (2)	12-31-2021	297	848,040	-	-
	12-31-2020	383	821,746	-	-
	12-31-2019	365	738,296	-	-

Coyserv S.A.	12-31-2021	-	-	-	-
	12-31-2020	-	4,466	-	-
	12-31-2019	-	63,574	1,125	308
Total	12-31-2021	874	1,406,363	50	71,428
	12-31-2020	1,236	1,386,095	72	42,576
	12-31-2019	1,337	1,693,180	1,677	41,086

(1)	Acquisition of natural gas for our thermal station located in Mendoza province. The purchase price is set according to current regulation of the natural gas market.

(2)

Administrative, financial, commercial, human resources and general management services rendered under the terms of the management assistance agreement. The management assistance fee is calculated as a percentage of revenues.

Balances and transactions with shareholders

As at December 31, 2021 and 2020, there is a balance of 382,678 and 274,288 due from shareholders, corresponding to the tax on personal goods paid by the Company as a substitute taxpayer.

On June 24, 2020, the Board of Directors of the Company authorized the purchase of 30% of the capital stock of the subsidiary CP Renovables S.A. from the non-controlling interest (a shareholder of the Company), representing 993,993,952 shares, at a value of US Dollars 0.034418 per share, which was fully paid through the transfer of financial assets. Based on the Audit Committee’s report, the Board of Directors determined that such transaction is an arm´s length transaction.

This transaction was accounted for as a transaction with non-controlling interest in accordance with IFRS 10. Consequently, the difference of 2,967,736 between the book value of the non-controlling interest at the transaction date and the fair value of the consideration paid was directly recognized in equity and attributed to holders of the parent.

This way, the Group´s consolidated interest in the subsidiary CP Renovables S.A. amounts to 100% of the capital stock as at December 31, 2021 and 2020.

Terms and conditions of transactions with related parties

Balances at the related reporting period-ends are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

For the years ended December 31, 2021, 2020 and 2019, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at the end of each reporting period by examining the financial position of the related party and the market in which the related party operates.